OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of OTHER RECEIVABLES AND PREPAYMENTS [Abstract]
Disclosure of detailed information about other receivables and prepayments [Text Block]
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Prepayments	2,152	2,682
VAT recoverable	-	6,172
	2,152	8,854